Debt - Maturity (Details) - P3 Health Partners Inc. - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal
Principal- 2022		$ 46,101
Principal- 2025	$ 15,000,000	65,000,000
Principal- 2026		15,000,000
Principal- Total	80,000,000	80,046,101	$ 55,136,089
PIK
PIK- 2022	5,624,513	5,225,890
PIK- 2023	6,061,814	5,624,513
PIK- 2024	6,274,526	6,061,814
PIK- 2025	1,851,284	6,274,526
PIK- 2026		1,851,284
PIK- Total	22,472,598	25,038,027
Cash Interest
Cash Interest - 2022	5,675,461	5,479,398
Cash Interest - 2023	5,882,309	5,675,461
Cash Interest - 2024	19,518,225	5,882,309
Cash Interest - 2025	20,054,451	19,518,225
Cash Interest - 2026		20,054,451
Cash Interest	53,918,820	56,609,844
Total Payments
Total Cash Payments - 2022	5,675,461	5,525,499
Total Cash Payments - 2023	5,882,309	5,675,461
Total Cash Payments - 2024	84,518,225	5,882,309
Total Cash Payments - 2025	35,054,451	84,518,225
Total Cash Payments - 2026		35,054,451
Total Cash Payments - Total	$ 133,918,820	$ 136,655,945